Note 6 - Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	December 31
	2019	2018

Finished goods	$5,016	$5,677
Work-in-process	3,143	3,105
Raw materials	7,269	8,103
Provisions for obsolete inventories	(6,632)	(6,597)

Total	$8,796	$10,288

Provisions for Obsolete Inventories [Table Text Block]
	Years Ended December 31
	2019	2018	2017

Balance at beginning of year	$6,597	$5,664	$5,041
Charge to cost and expenses	1,359	1,328	642
Other deductions	(1,324)	(395)	(19)

Balance at end of year	$6,632	$6,597	$5,664